Note 3 - Inventory (Detail) - Inventory (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Finished goods	$ 2,767	$ 2,915	$ 2,486
Computer components	2,708	1,054	1,268
Total inventory	$ 5,475	$ 3,969	$ 3,754